Advance Operating Lease Payments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Advance Operating Lease Payments

	December 31, 2018	December 31, 2017
	RMB	RMB
Land use rights	58,858	55,095
Advance lease payments	19,382	18,801

	78,240	73,896